SHARE CAPITAL (Detail Textuals)			1 Months Ended			6 Months Ended		12 Months Ended
	Aug. 09, 2017	Jul. 05, 2017 USD ($) shares	Nov. 22, 2016 USD ($) $ / shares shares	Jun. 29, 2016 USD ($)	Mar. 31, 2016 USD ($) Agreement Investors $ / shares shares	Dec. 31, 2017 USD ($) Agreement Investors $ / shares shares	Dec. 31, 2016 USD ($)	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) $ / shares shares	Feb. 29, 2016 shares
Schedule of Capitalization, Equity [Line Items]
Common stock reverse stock split, Description	1 for 40
Common stock, shares authorized (in shares) | shares						25,000,000		25,000,000	25,000,000	5,000,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.001		$ 0.001	$ 0.001
Accrued interest									$ 248,600
Loss on debt settlement									(745,800)
Stock subscription receivable									65,000
Proceeds from common share issuance							$ 115,000	$ 115,000	135,000
Stock issued during period, Value								$ 115,000	$ 10,000
Common stock issued (in shares) | shares						4,670,049		4,755,524	4,442,691
Common stock, shares outstanding | shares						4,670,049		4,755,524	4,442,691
Stock repurchased and forfeited shares during the period | shares		85,475				85,475
Stock repurchased and forfeited during the period		$ 20,000
Share Purchase Agreements
Schedule of Capitalization, Equity [Line Items]
Number of agreements | Agreement					3	3
Number of investor | Investors					3	3
Number of share purchase | shares					250,000	386,000
Share price of stock purchase in agreement | $ / shares					$ 0.80	$ 1
Proceeds from shares purchased in transaction				$ 135,000	$ 200,000	$ 386,000
Stock subscription receivable						$ 386,000			$ 65,000
Common Stock
Schedule of Capitalization, Equity [Line Items]
Common shares issued to settle notes payable | shares									1,243,000
Stock issued during period, shares | shares								143,750
Stock issued during period, Value								$ 144
Issuance one | Common Stock
Schedule of Capitalization, Equity [Line Items]
Stock issued during period, shares | shares			312,500
Stock issued price per share | $ / shares			$ 0.80
Proceeds from common share issuance			$ 250,000
Stock issued during period, Value				$ 135,000
Issuance two | Common Stock
Schedule of Capitalization, Equity [Line Items]
Stock issued during period, Value			$ 115,000
Issuance three | Common Stock
Schedule of Capitalization, Equity [Line Items]
Stock issued during period, shares | shares			143,750